15. INCOME TAX AND SOCIAL CONTRIBUTION (Details 3)	12 Months Ended
Dec. 31, 2018
Tax losses
Disclosure of fair value measurement of liabilities [line items]
Description of deferred tax assets on tax losses and temporary differences	In recent periods, the Company started to incur in tax losses, mostly because of high financial expenses, as substantially all our loans and financings of CSN group, and presented a taxable income in 2018.
Foreign exchange differences
Disclosure of fair value measurement of liabilities [line items]
Description of deferred tax assets on tax losses and temporary differences	Since 2012 the Company opted by the taxation of exchange differences on a cash basis. As the Company have operated without taxable profit it would not make sense to use this deductibility year by year (accrual basis). As a result of the cash basis tax treatment, taxes are only due and expenses are only deductible at the time of debt settlement.
Losses on Usiminas shares
Disclosure of fair value measurement of liabilities [line items]
Description of deferred tax assets on tax losses and temporary differences	The losses on Usiminas shares are recognized on an accrual basis, but the taxable event will occur only at the time of divestment.
Other provisions
Disclosure of fair value measurement of liabilities [line items]
Description of deferred tax assets on tax losses and temporary differences	Various accounting provisions are recognized on an accrual basis, but their taxation occurs only at the time of its realization, such as provisions for contingencies, impairment losses, environmental liabilities, etc.